Equity (Summary of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2018 $ / shares shares
Number of RSUs
Unvested RSUs outstanding, beginning | shares	302,163
Forfeited | shares	(17,569)
Vested | shares	(60,317)
Unvested RSUs outstanding, ending | shares	224,277
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 30.88
Forfeited | $ / shares	33.41
Vested | $ / shares	30.58
Unvested RSUs outstanding, ending | $ / shares	$ 30.22